LOANS RECEIVABLE AND REVENUE	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
LOANS RECEIVABLE AND REVENUE
LOANS RECEIVABLE AND REVENUE

Unsecured and Secured Installment revenue includes interest income and non-sufficient-funds or returned-items fees on late or defaulted payments on past-due loans (collectively, “late fees”). Late fees comprise less than 1.0% of Installment revenues.
Open-End revenues include interest income on outstanding revolving balances and other usage or maintenance fees as permitted by underlying statutes.
Single-Pay revenues represent deferred presentment or other fees as defined by the underlying state, provincial or national regulations.
The following table summarizes revenue by product:

	Year Ended December 31,
(in thousands)	2018	2017	2016
Unsecured Installment	$523,282	$454,758	$319,603
Secured Installment	110,677	100,981	81,453
Open-End	141,963	73,496	66,945
Single-Pay	218,992	255,170	291,388
Ancillary	50,159	39,732	35,487
Total revenue	$1,045,073	$924,137	$794,876

The following tables summarize Loans receivable by product and the related delinquent loans receivable at December 31, 2018:

	December 31, 2018
(in thousands)	Single-Pay	Unsecured Installment	Secured Installment	Open-End	Total
Current loans receivable	$80,823	$141,318	$75,583	$207,333	$505,057
Delinquent loans receivable	—	49,085	17,389	—	66,474
Total loans receivable	80,823	190,403	92,972	207,333	571,531
Less: allowance for losses	(4,189)	(37,716)	(12,191)	(19,901)	(73,997)
Loans receivable, net	$76,634	$152,687	$80,781	$187,432	$497,534

	December 31, 2018
(in thousands)	Unsecured Installment	Secured Installment	Total
Delinquent loans receivable
0-30 days past-due	$17,848	$7,870	$25,718
31-60 days past-due	14,705	4,725	19,430
61-90 days past-due	16,532	4,794	21,326
Total delinquent loans receivable	$49,085	$17,389	$66,474

The following tables summarize Loans receivable by product and the related delinquent loans receivable at December 31, 2017:

	December 31, 2017
(in thousands)	Single-Pay	Unsecured Installment	Secured Installment	Open-End	Total
Current loans receivable	$94,528	$140,991	$73,165	$47,949	$356,633
Delinquent loans receivable	—	40,597	16,017	—	56,614
Total loans receivable	94,528	181,588	89,182	47,949	413,247
Less: allowance for losses	(5,204)	(39,025)	(13,472)	(6,426)	(64,127)
Loans receivable, net	$89,324	$142,563	$75,710	$41,523	$349,120

	December 31, 2017
(in thousands)	Unsecured Installment	Secured Installment	Total
Delinquent loans receivable
0-30 days past-due	$16,657	$8,116	$24,773
31-60 days past-due	11,543	3,628	15,171
61-90 days past-due	12,397	4,273	16,670
Total delinquent loans receivable	$40,597	$16,017	$56,614

Prior to January 1, 2017, we deemed all loans uncollectible and charged-off when a customer missed a scheduled payment and the loan was considered past-due. See Note 1, "Summary of Significant Accounting Policies and Nature of Operations" for a discussion of the Q1 2017 Loss Recognition Change. This change in estimate resulted in approximately $56.6 million of Installment loans at December 31, 2017 that remained on our balance sheet that were between 1 and 90 days delinquent. Additionally, the Installment allowance for loan losses as of December 31, 2017 of $64.1 million included an estimated allowance of $36.0 million for the Installment loans between one and 90 days delinquent.

The following tables summarize loans guaranteed by us under our CSO programs and the related delinquent receivables at December 31, 2018:

	December 31, 2018
(in thousands)	Unsecured Installment	Secured Installment	Total
Current loans receivable guaranteed by the Company	$65,743	$2,504	$68,247
Delinquent loans receivable guaranteed by the Company	11,708	446	12,154
Total loans receivable guaranteed by the Company	77,451	2,950	80,401
Less: Liability for losses on CSO lender-owned consumer loans	(11,582)	(425)	(12,007)
Loans receivable guaranteed by the Company, net	$65,869	$2,525	$68,394

	December 31, 2018
(in thousands)	Unsecured Installment	Secured Installment	Total
Delinquent loans receivable
0-30 days past-due	$9,684	$369	$10,053
31-60 days past-due	1,255	48	1,303
61-90 days past-due	769	29	798
Total delinquent loans receivable	$11,708	$446	$12,154

The following table summarizes loans guaranteed by us under our CSO programs at December 31, 2017:

	December 31, 2017
(in thousands)	Unsecured Installment	Secured Installment	Total
Current loans receivable guaranteed by the Company	$62,676	$3,098	$65,774
Delinquent loans receivable guaranteed by the Company	12,480	537	13,017
Total loans receivable guaranteed by the Company	75,156	3,635	78,791
Less: Liability for losses on CSO lender-owned consumer loans	(17,073)	(722)	(17,795)
Loans receivable guaranteed by the Company, net	$58,083	$2,913	$60,996

	December 31, 2017
(in thousands)	Unsecured Installment	Secured Installment	Total
Delinquent loans receivable
0-30 days past-due	$10,477	$459	$10,936
31-60 days past-due	1,364	41	1,405
61-90 days past-due	639	37	676
Total delinquent loans receivable	$12,480	$537	$13,017

The following table summarizes activity in the allowance for loan losses during the year ended December 31, 2018:

	Year Ended December 31, 2018
(dollars in thousands)	Single-Pay	Unsecured Installment	Secured Installment	Open-End	Other	Total
Balance, beginning of period	$5,204	$39,025	$13,472	$6,426	$—	$64,127
Charge-offs	(164,342)	(141,963)	(46,996)	(113,150)	(5,913)	(472,364)
Recoveries	115,118	20,175	10,041	41,457	3,603	190,394
Net charge-offs	(49,224)	(121,788)	(36,955)	(71,693)	(2,310)	(281,970)
Provision for losses	48,575	120,469	35,674	86,299	2,310	293,327
Effect of foreign currency translation	(366)	10	—	(1,131)	—	(1,487)
Balance, end of period	$4,189	$37,716	$12,191	$19,901	$—	$73,997
Allowance for loan losses as a percentage of gross loan receivables	5.2%	19.8%	13.1%	9.6%	N/A	12.9%

The following table summarizes activity in the liability for losses on CSO lender-owned consumer loans during the year ended December 31, 2018:

	Year Ended December 31, 2018
(in thousands)	Unsecured Installment	Secured Installment	Total
Balance, beginning of period	$17,073	$722	$17,795
Charge-offs	(165,266)	(4,469)	(169,735)
Recoveries	32,341	3,333	35,674
Net charge-offs	(132,925)	(1,136)	(134,061)
Provision for losses	127,434	839	128,273
Balance, end of period	$11,582	$425	$12,007

The following table summarizes activity in the allowance for loan losses and the liability for losses on CSO lender-owned consumer loans, in total, during the year ended December 31, 2018:

	Year Ended December 31, 2018
(in thousands)	Single-Pay	Unsecured Installment	Secured Installment	Open-End	Other	Total
Balance, beginning of period	$5,204	$56,098	$14,194	$6,426	$—	$81,922
Charge-offs	(164,342)	(307,229)	(51,465)	(113,150)	(5,913)	(642,099)
Recoveries	115,118	52,516	13,374	41,457	3,603	226,068
Net charge-offs	(49,224)	(254,713)	(38,091)	(71,693)	(2,310)	(416,031)
Provision for losses	48,575	247,903	36,513	86,299	2,310	421,600
Effect of foreign currency translation	(366)	10	—	(1,131)	—	(1,487)
Balance, end of period	$4,189	$49,298	$12,616	$19,901	$—	$86,004

The following table summarizes activity in the allowance for loan losses during the year ended December 31, 2017:

	Year Ended December 31, 2017
(dollars in thousands)	Single-Pay	Unsecured Installment	Secured Installment	Open-End	Other	Total
Balance, beginning of period	$4,962	$16,012	$10,737	$5,179	$—	$36,890
Charge-offs	(177,656)	(79,507)	(30,005)	(39,752)	(5,251)	(332,171)
Recoveries	118,610	15,224	9,517	18,734	3,288	165,373
Net charge-offs	(59,046)	(64,283)	(20,488)	(21,018)	(1,963)	(166,798)
Provision for losses	59,294	86,947	23,223	22,254	1,963	193,681
Effect of foreign currency translation	(6)	349	—	11	—	354
Balance, end of period	$5,204	$39,025	$13,472	$6,426	$—	$64,127
Allowance for loan losses as a percentage of gross loan receivables	5.5%	21.5%	15.1%	13.4%	N/A	15.5%

The following table summarizes activity in the liability for losses on CSO lender-owned consumer loans during the year ended December 31, 2017:

	Year Ended December 31, 2017
(in thousands)	Single-Pay	Unsecured Installment	Secured Installment	Total
Balance, beginning of period	$274	$15,630	$1,148	$17,052
Charge-offs	(2,121)	(141,429)	(10,551)	(154,101)
Recoveries	1,335	30,230	4,394	35,959
Net charge-offs	(786)	(111,199)	(6,157)	(118,142)
Provision for losses	512	112,642	5,731	118,885
Balance, end of period	$—	$17,073	$722	$17,795

The following table summarizes activity in the allowance for loan losses and the liability for losses on CSO lender-owned consumer loans, in total, during the year ended December 31, 2017:

	Year Ended December 31, 2017
(in thousands)	Single-Pay	Unsecured Installment	Secured Installment	Open-End	Other	Total
Balance, beginning of period	$5,236	$31,642	$11,885	$5,179	$—	$53,942
Charge-offs	(179,777)	(220,936)	(40,556)	(39,752)	(5,251)	(486,272)
Recoveries	119,945	45,454	13,911	18,734	3,288	201,332
Net charge-offs	(59,832)	(175,482)	(26,645)	(21,018)	(1,963)	(284,940)
Provision for losses	59,806	199,589	28,954	22,254	1,963	312,566
Effect of foreign currency translation	(6)	349	—	11	—	354
Balance, end of period	$5,204	$56,098	$14,194	$6,426	$—	$81,922